UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

Commission File Number: 811-21143

(check one):   [  ] Form 10-K and Form 10-KSB   [  ] Form 10-Q and Form 10-QSB
                   [  ] Form 20-F               [  ]  Form 11-K
                   [x ] Form N-CSR              [  ] Form N-SAR


For Period Ended: February 28, 2003

[ ] Transition Report on Form 10-K        [ ] Transition Report on Form 20-F

[ ]  Transition Report on Form 11-K       [ ] Transition Report on Form 10-Q

[ ]  Transition Report on Form N-SAR


For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

The Blue and White Funds Trust
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Full Name of Registrant

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Former Name if Applicable

11111 Santa Monica Boulevard, Suite 705
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Address of Principal Executive Office (Street and Number)

Los Angeles, CA  90028
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City, State and Zip Code

                       PART 11 - RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[x] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort, or expense;

[ ] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form IO-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K and Form 10-KSB, 11-K, 20-F, IO-Q and Form IO-QSB, N-SAR, N-CSR, or other transition report or portion thereof, could not be filed within the prescribed period.

Waiting for financial information.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Joy Ausili                          (626) 914-7385
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(Name)                      (Area Code)      (Telephone Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), been filed. If answer is no, identify report(s).

          [x ] YES     [ ] NO

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statement to be included in the subject report or portion thereof?

         [ ] YES      [x ] NO

If so, attach an explanation of the anticipated change, both narratively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Blue and White Funds Trust
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 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date:     May 12, 2003            By:   /s/ Joy Ausili
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